Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2012